Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating lease cost	$ 51,379	$ 21,498	$ 138,688	$ 64,494	$ 85,992	$ 70,830
Short-term lease cost	11,307	27,603	53,272	47,644	75,252	8,816
Variable lease cost					22,125	8,698
Total lease cost	80,006	53,097	222,484	127,416	$ 183,369	$ 88,344
Variable lease cost	$ 17,320	$ 3,996	$ 30,524	$ 15,278